Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock	Retained Earnings	AOCI Attributable to Parent	Total
Equity Balance, Value at Dec. 31, 2014	$ 170,000	$ 204,613,711	$ 3,663,475	$ 208,447,186
Comprehensive Income (Loss)
Net Income (Loss)	0	25,865,673	0	25,865,673
Other Comprehensive Income (Loss), Net of Tax	0	0	479,511	479,511
Total Comprehensive Income (Loss)	0	0	0	26,345,184
Cash Distributions Paid	$ 0	(10,302,002)	0	(10,302,002)
Equity Balance, Shares at Dec. 31, 2014	170,000
Equity Balance, Value at Dec. 31, 2015	$ 170,000	220,177,382	4,142,986	224,490,368
Comprehensive Income (Loss)
Net Income (Loss)	0	1,043,601	0	1,043,601
Other Comprehensive Income (Loss), Net of Tax	0	0	(5,145,169)	(5,145,169)
Total Comprehensive Income (Loss)	0	0	0	(4,101,568)
Cash Distributions Paid	$ 0	(8,650,460)	0	(8,650,430)
Equity Balance, Shares at Dec. 31, 2015	170,000
Equity Balance, Value at Dec. 31, 2016	$ 170,000	212,570,553	(1,002,183)	211,738,370
Comprehensive Income (Loss)
Net Income (Loss)	0	14,905,754	0	14,905,754
Other Comprehensive Income (Loss), Net of Tax	0	0	5,598,315	5,598,315
Total Comprehensive Income (Loss)	0	0	0	20,504,069
Cash Distributions Paid	$ 0	(146,437)	0	(146,437)
Equity Balance, Shares at Dec. 31, 2016	170,000
Equity Balance, Value at Dec. 31, 2017	$ 170,000	$ 227,329,870	$ 4,596,132	$ 232,096,002